Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories
Inventories as of December 31, 2023, are as follows:

			(Unit: USD)
	As of December 31, 2023
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	3,234,508	—	3,234,508
Raw material	1,729,744	(218,321)	1,511,423

Total	4,964,252	(218,321)	4,745,931

Inventories as of December 31, 2022, are as follows:

			(Unit: USD)
	As of December 31, 2022
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	4,671,074	—	4,671,074
Raw material	1,246,042	(202,764)	1,043,278

Total	5,917,116	(202,764)	5,714,352